Cover	Oct. 02, 2024
Cover [Abstract]
Entity Registrant Name	AZZURRO SOLUTIONS CORP.
Entity Central Index Key	0001828739
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 02, 2024
Entity File Number	333-239589
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1511882
Entity Address Address Line 1	4695 MacArthur Court
Entity Address Address Line 2	11th Floor
Entity Address City Or Town	Newport Beach
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92660
City Area Code	949
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	289-6789